Statutory Financial Information	12 Months Ended
Dec. 31, 2011
Statutory Financial Information [Abstract]
Statutory Financial Information
13.	Statutory Financial Information

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net income was $46.0 million in 2011. Statutory net loss was $(17.3) million and $(8.6) million in 2010 and 2009, respectively. Statutory capital and surplus was $524.0 million and $497.0 million as of December 31, 2011 and 2010, respectively.

Dividends

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2012 without prior New York State Insurance Department approval is $44.6 million. The Company paid no dividends in 2011.